S000010515 [Member] Investment Risks - AB Tax-Managed Wealth Appreciation Strategy	Aug. 31, 2025
Foreign Non US Risk [Member]
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Foreign (Non-U.S.) Risk: The Fund’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk [Member]
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•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk [Member]
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Emerging Market Risk: Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Capitalization Risk [Member]
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Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Investment in Other Investment Companies Risk [Member]
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Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Sector Risk [Member]
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Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capital Gain Risk [Member]
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Capital Gain Risk: As of the date of this Prospectus, a substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Management Risk [Member]
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Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. The Fund’s tax-management strategies may result in it forgoing performance in favor of tax benefits that may not materialize, or may result in pre-tax performance that is lower than that of funds that do not use tax-management strategies.

Market Risks [Member]
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Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Risk Lose Money [Member]
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Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.